Short-term investments (Tables)	6 Months Ended
Jun. 30, 2026
Short-term Investments
Schedule of Short-term Investments

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Equity securities and ETFs	265,947,428	276,075,078	40,534,302
Time deposits	-	619,078,458	90,895,250
Currency linked structured investment	-	476,763,000	70,000,000
Structured financial products	633,204,356	426,048,037	62,553,853
Total	899,151,784	1,797,964,573	263,983,405

Schedule of Fair value disclosure

	December 31, 2025
	Fair Value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Equity securities and ETFs	265,947,428	265,947,428	-	-
Structured financial products	633,204,356	-	633,204,356	-
Total	899,151,784	265,947,428	633,204,356	-

	June 30, 2026
	Fair Value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Equity securities and ETFs	276,075,078	276,075,078	-	-
Time deposits	619,078,458	-	619,078,458	-
Currency linked structured investment	476,763,000	-	476,763,000	-
Structured financial products	426,048,037	-	426,048,037	-
Total	1,797,964,573	276,075,078	1,521,889,495	-